ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Parties	RMB	RMB	US Dollars
Trade accounts receivable	¥27,606,257	¥39,825,619	$5,480,187
Allowance for credit losses	(152,842)	(1,193,857)	(164,280)
Total third-parties, net	¥27,453,415	¥38,631,762	$5,315,907

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Parties- long-term	RMB	RMB	US Dollars
Trade accounts receivable	¥842,607	¥774,604	$106,589
Allowance for credit losses	(842,607)	(774,604)	(106,589)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥153,329 for the years ended June 30, 2022. Net recovery of provision for credit losses of accounts receivable due from third parties was ¥8,767,356 for the year ended June 30, 2023. Provision for credit losses of accounts receivable due from third parties was ¥973,012 for the year ended June 30, 2024.

As the date of this report, approximately 35.2%, or ¥13.6 million ($1.9 million) of net outstanding balance as of June 30, 2024 has been collected.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Beginning balance	¥9,612,470	¥995,449	$136,978
Charge to (reversal of) credit losses	(8,767,356)	973,012	133,891
Foreign currency translation adjustments	150,335	—	—
Ending balance	¥995,449	¥1,968,461	$270,869